Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Total before tax	¥ 1,882,594	¥ 448,222	¥ (58,727)
Domestic income (loss)
Income Taxes [Line Items]
Total before tax	611,036	(588,227)	(886,921)
Foreign income
Income Taxes [Line Items]
Total before tax	¥ 1,271,558	¥ 1,036,449	¥ 828,194